Income Taxes Schedule of Deferred Income Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Liabilities
Net deferred tax assets, included in other assets	$ 0	$ 0
CPSI
Components of Deferred Tax Assets
Real estate asset basis differences	6,099,000	270,000
Impairments	11,875,000	11,944,000
Deferred revenue	1,008,000	1,116,000
Deferred expenses	16,846,000	14,863,000
Net operating loss carryforwards	15,979,000	14,298,000
Accrued liabilities	6,012,000	2,297,000
Deferred tax assets, total	57,819,000	44,788,000
Components of Deferred Tax Liabilities
Real estate asset basis differences	0	0
Net deferred tax assets, before valuation allowance	57,819,000	44,788,000
Valuation allowance	(57,819,000)	(44,788,000)
Net deferred tax assets, included in other assets	$ 0	$ 0